Supplement Dated May 1, 2006 to Prospectus Dated May 1, 2004 for
Vision Plus Annuity and Vision NY Annuity
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-8

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective May 1, 2006, the manager(s) of the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio has closed the fund to new assets. Consequently, effective May 1, 2006, the sub-account associated with the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio is no longer available to receive transfers or new purchase payments.

Additionally, effective May 1, 2006, the following underlying mutual funds changed their name, investment adviser/sub-adviser, and/or investment objective:

1. Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I changed to:

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

2. Salomon Brothers Variable Series Funds, Inc. - All Cap Fund changed to:

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable All Cap Portfolio: Class I
Investment Adviser:	Salomon Brothers Asset Management Inc
Investment Objective:	Capital appreciation through investments in securities which the manager believes have above-average capital appreciation potential.

3. Salomon Brothers Variable Series Funds, Inc. - High Yield Bond Fund changed to:

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable High Yield Bond Portfolio: Class I
Investment Adviser:	Salomon Brothers Asset Management Inc
Investment Objective:	Maximize total return, consistent with the preservation of capital.

4. Salomon Brothers Variable Series Funds, Inc. - Investors Fund changed to:

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Investors Portfolio: Class I
Investment Adviser:	Salomon Brothers Asset Management Inc
Investment Objective:	Long-term capital growth and, secondarily, current income.

5. Salomon Brothers Variable Series Funds, Inc. - Total Return Fund changed to:

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Total Return Portfolio: Class I
Investment Adviser:	Salomon Brothers Asset Management Inc
Investment Objective:	Above average income (compared to a portfolio entirely invested in equity securities). The fund’s secondary objective is to take advantage of opportunities to achieve growth of capital and income.

6. Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares changed to:

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in “growth type” companies.